Equity Method Accounted Investees - Activity (Details) € in Millions, $ in Millions, $ in Millions					1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2023 shares	Feb. 17, 2023 shares	Sep. 30, 2020	Apr. 30, 2010	Oct. 31, 2023	Sep. 30, 2020	Mar. 31, 2023 MXN ($)	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	[2]	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution												$ 198	[1]	$ 3,348			$ 3,347
Cash and cash equivalents											$ 97,407	9,770	[2]	165,112	$ 4,937		83,439	$ 107,624
Estrella Azul
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Portion of investment sold			100.00%			100.00%
Total Joint Ventures
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax								$ 190	$ 192		3
Leao Alimentos y Bebidas LTDA
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital reduction											46
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								$ 79	$ 16
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage								36.40%	36.40%	36.40%
Heineken Group
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received								$ 3,428	$ 2,635		2,005
Economic ownership percentage		13.90%		20.00%				0.90%	14.76%	14.76%
Share of net income exclusive of amortisation adjustments									$ 8,316
Equity income recognized from ownership interest, net of tax							$ 619		7,359		10,775
Number of shares sold, amount									$ 143,638	€ 6,912
Heineken Company
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage								8.63%
Number of shares sold (in shares) | shares	28,828,083	20,879,120						49,697,203
Number of shares repurchased (in shares) | shares	2,531,462	7,782,100
Heineken Holding N.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage								10.45%
Number of shares sold (in shares) | shares	12,756,044	17,333,518						30,089,562
Number of shares repurchased (in shares) | shares	1,265,731	3,891,050
Jugos del Valle, S.A.P.I. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution											44			466
Financial asset recognized on sale														24
Economic ownership percentage								28.20%	29.30%	29.30%
TROP Frutas do Brasil LTDA.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments											250
Planta Nueva Ecología De Tabasco, S.A. de C.V.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution														506			$ 560
Alimentos de Soja S.A.U.
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments								$ 143
Economic ownership percentage								10.70%	10.70%	10.70%
IFS TopCo LLC
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Economic ownership percentage					37.10%			37.08%
Cash and cash equivalents												$ 1,500		$ 24,468
Total associates
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Equity income recognized from ownership interest, net of tax								$ 25	$ 194		$ 85

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3